Related Parties Transactions (Details) - Schedule of related party transactions - CNY (¥) ¥ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Youxiang Group [Member]
Related Party Transaction [Line Items]
Lease expenses		¥ 3,671	[1]	¥ 9,908	[1]	¥ 12,645	[2]	¥ 22,336	[2]	¥ 11,964	[2]
Revenues	[3]	10,847		4,508		20,124		12,116		4,435
Property management expense	[4]	795		215
Guangdong Advertising Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenues	[5]	3,099		60,922		¥ 77,046		¥ 117,796
Purchase of advertisement distribution services	[6]	25		1,081
Guangdong Advertising Marketing Group [Member]
Related Party Transaction [Line Items]
Purchase of advertisement distribution services	[6]	¥ 801		¥ 6,190

[1]	The amount represents rental expense for the operating lease from Youxiang Group.
[2]	The amount represents rental expense for the operating lease to Youxiang Group.
[3]	The amount represents consulting, construction and designing services provided to Youxiang Group.
[4]	The amount represents property management services provided by Youxiang Group.
[5]	The amount represents marketing services provided to Guangdong Advertising Co., Ltd.
[6]	The amount represents advertisement distribution services provided by these related parties.